SHAREHOLDERS' EQUITY - Stock Option Plan - Activity (Details) shares in Thousands	12 Months Ended
Dec. 31, 2019 $ / shares shares
Number of Options
Options outstanding, Beginning of year (in shares) | shares	4,131
Exercised (in shares) | shares	0
Forfeited (in shares) | shares	(96)
Expired (in shares) | shares	(1,928)
Options outstanding, End of year (in shares) | shares	2,107
Weighted Average Exercise Price
Options outstanding, Beginning of year (in dollars per share) | $ / shares	$ 17.12
Exercised (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	15.22
Expired (in dollars per share) | $ / shares	20.35
Options outstanding, End of year (in dollars per share) | $ / shares	$ 14.24